Provisions (Tables)	12 Months Ended
Dec. 31, 2024
Employee Benefits [Abstract]
Schedule of Amounts of Provisions
The amounts of provisions in 2024 and 2023 are as follows:

	12/31/2024			12/31/2023
Millions of euros	Current	Non-current	Total	Current	Non-current	Total
Employee benefits	1,073	4,020	5,093	1,005	4,949	5,954
Termination plans	357	1,222	1,579	282	1,461	1,743
Post-employment defined benefit plans	10	329	339	12	428	440
Other benefits	706	2,469	3,175	711	3,060	3,771
Dismantling of assets	16	519	535	17	505	522
Other provisions	576	1,613	2,189	574	2,000	2,574
Total	1,665	6,152	7,817	1,596	7,454	9,050

Schedule of Distribution by Segment of Restructuring Costs	The distribution by segment of the restructuring costs, in terms of their impact on operating income, is as follows:

Millions of euros	2024	2023
Telefónica Spain	27	1,320
Telefónica Germany	(1)	11
Telefónica Hispam	61	128
Other companies	17	79
Total	104	1,538

Schedule of Movement in Provisions for Post-Employment Plans
The movement in provisions for termination plans in 2024 and 2023 is as follows:

Millions of euros	Total
Provisions for termination plans at 12/31/2022	376
Additions	1,520
Retirements/amount applied	(133)
Translation differences, inflation adjustments and accretion	(20)
Provisions for termination plans at 12/31/2023	1,743
Additions	79
Retirements/amount applied	(311)
Translation differences, inflation adjustments and accretion	68
Provisions for termination plans at 12/31/2024	1,579

Schedule of Main Data of Defined Benefit Plans
The Group has a number of defined benefit plans in the countries where it operates. The following tables present the main data of these plans:

12/31/2024
Millions of euros	Germany	Brazil	Hispam	Others	Total
Obligation	226	544	75	17	862
Assets	(106)	(628)	—	(17)	(751)
Net provision before asset ceiling	120	(84)	75	—	111
Asset ceiling	—	173	—	—	173
Total	120	89	75	—	284
Net provision	130	113	90	6	339
Net assets	10	24	15	6	55

12/31/2023
Millions of euros	Germany	Brazil	Hispam	Others	Total
Obligation	236	764	74	15	1,089
Assets	(103)	(777)	—	(14)	(894)
Net provision before asset ceiling	133	(13)	74	1	195
Asset ceiling	—	200	—	—	200
Total	133	187	74	1	395
Net provision	143	201	86	10	440
Net assets	10	14	12	9	45

Schedule of Movement in the Present Value of Obligations
The movement in the present value of obligations in 2024 and 2023 is as follows:

Millions of euros	Germany	Brazil	Hispam	Other	Total
Present value of obligation at 12/31/2022	208	622	64	19	913
Translation differences	—	27	4	—	31
Current service cost	11	2	5	1	19
Interest cost	8	61	8	1	78
Actuarial losses and gains	15	101	2	—	118
Benefits paid	(6)	(49)	(5)	(1)	(61)
Plan curtailments	—	—	(3)	—	(3)
Other movements	—	—	(1)	(5)	(6)
Present value of obligation at 12/31/2023	236	764	74	15	1,089
First application of IAS 21	—	—	6	—	6
Translation differences	—	(119)	(10)	1	(128)
Current service cost	11	3	8	1	23
Interest cost	8	62	18	1	89
Actuarial losses and gains	(23)	(118)	(10)	—	(151)
Benefits paid	(6)	(48)	(6)	(1)	(61)
Plan curtailments	—	—	(3)	—	(3)
Other movements	—	—	(2)	—	(2)
Present value of obligation at 12/31/2024	226	544	75	17	862

Schedule of Movement in the Fair Value of Plan Assets
Movements in the fair value of plan assets in 2024 and 2023 are as follows:

Millions of euros	Germany	Brazil	Other	Total
Fair value of plan assets at 12/31/2022	101	751	18	870
Translation differences	—	31	—	31
Interest income	3	74	—	77
Actuarial losses and gains	—	(30)	—	(30)
Company contributions	2	—	—	2
Benefits paid	(3)	(45)	—	(48)
Transfers	—	—	(4)	(4)
Other movements	—	(4)	—	(4)
Fair value of plan assets at 12/31/2023	103	777	14	894
Translation differences	—	(129)	1	(128)
Interest income	4	63	—	67
Actuarial losses and gains	—	(31)	—	(31)
Company contributions	2	—	—	2
Benefits paid	(3)	(44)	—	(47)
Transfers	(1)	—	1	—
Other movements	1	(8)	1	(6)
Fair value of plan assets at 12/31/2024	106	628	17	751

Schedule of post-employment benefit plans
Telefónica Brazil sponsors the following post-employment benefit plans:

Plans	Management entity	Sponsor
Health plans
Plano de Assistência Médica ao Aposentado y Programa de Coberturas Especiais (PAMA/PCE)	Fundação Sistel de Seguridade Social	Telefônica Brasil, jointly and severally with other companies resulting from the privatization of Telebrás (Telecomunicações Brasileiras, S.A.)
Assistencia médica – Lei 9.656/98	Telefônica Brasil	Telefônica Brasil, Terra Networks, TGLog, TIS, IoTCo Brasil and CloudCo Brasil
Pension plans
PBS Assistidos (PBS-A)	Fundação Sistel de Seguridade Social	Telefônica Brasil, jointly and severally with other companies resulting from the privatization of Telebrás (Telecomunicações Brasileiras, S.A.)
CTB	Telefônica Brasil	Telefônica Brasil
Telefônica BD	Visão Prev	Telefônica Brasil
Planes VISAO	Visão Prev	Telefônica Brasil, Terra Networks, TGLog, TIS, IoTCo Brasil and CloudCo Brasil

Schedule of Main Actuarial Assumptions Used in Valuing Plans
The main actuarial assumptions used in valuing these plans are as follows:

	12/31/2024	12/31/2023
Discount rate	11.07% - 11.67%	8.90% - 9.18%
Nominal rate of salary increase	4.57% - 6.60%	4.57% - 6.60%
Long-term inflation rate	3.50%	3.50%
Growth rate for medical costs	6.61%	6.61%
Mortality tables	AT 2000 M/F	AT 2000 M/F

Schedule of Sensitivity to Changes in Actuarial Assumptions
The discount rate and growth rate for medical costs are considered to be the most significant actuarial assumptions with a reasonable possibility of fluctuations depending on demographic and economic changes and may significantly change the amount of the post-employment benefit obligation. The sensitivity to changes in these assumptions is shown below:

	Present value of the discounted obligation at the current discount rate	Present value of the obligation by increasing the discount rate by 0.5%	Present value of the obligation by reducing the discount rate by 0.5%
Pension plans	304	295	313
Health plans	241	228	254
Total obligation	545	523	567

	Present value of the obligation at the current growth rate for medical costs	Present value of the obligation by increasing the rate by 1%	Present value of the obligation by reducing the rate by 1%
Pension plans	304	304	304
Health plans	241	269	217
Total obligation	545	573	521
The table below shows the sensitivity of the value of termination, post-employment and other obligations, including the Individual Suspension Plans of Telefónica Group companies in Spain to changes in the discount rate:

-100 bps		+100 bps
Impact on value	Impact on income statement	Impact on value	Impact on income statement
(127)	(127)	120	120

Schedule of Movement in Other Provisions
The movement of provision for dismantling of assets in 2024 and 2023 is as follows:

Millions of euros
Dismantling of assets at December 31, 2022	528
Additions	54
Accretion	23
Retirements/amount applied	(67)
Transfers	14
Translation differences and other	(30)
Dismantling of assets at December 31, 2023	522
Additions	38
Accretion	43
Retirements/amount applied	(48)
Transfers	4
Business combinations	1
Translation differences and other	(25)
Dismantling of assets at December 31, 2024	535
The detail by segments of provision for dismantling of assets in 2024 and 2023 is as follows:

Millions of euros	12/31/2024	12/31/2023
Telefónica Spain	14	16
Telefónica Germany	360	354
Telefónica Brazil	64	76
Telefónica Hispam	97	76
Total	535	522
The movement in “Other provisions” in 2024 and 2023 is as follows:

Millions of euros
Other provisions at December 31, 2022	2,630
Additions and accretion	809
Retirements/amount applied	(805)
Transfers	(16)
Translation differences and other	(44)
Other provisions at December 31, 2023	2,574
Additions and accretion	611
Retirements/amount applied	(702)
Transfers	(60)
Translation differences and other	(234)
Other provisions at December 31, 2024	2,189

Disclosure of Provisions for Tax Proceedings
The balance of these provisions at December 31, 2024 and December 31, 2023 is shown in the following table:

Millions of euros	12/31/2024	12/31/2023
Tax proceedings	314	515
Regulatory proceedings	179	329
Labor claims	145	130
Civil proceedings	219	229
Amounts to be refunded to customers	14	18
Provision for fines for canceling lease agreements	6	8
Total	877	1,229
The detail of provisions for tax proceedings by nature of risk is as follows:

Millions of euros	12/31/2024	12/31/2023
Federal taxes	126	149
State taxes	72	248
Municipal taxes	21	9
FUST	95	109
Total	314	515
The breakdown of changes in provisions for tax proceedings in 2024 and 2023 is as follows:

Millions of euros
Balance at 12/31/2022	446
Movements with a corresponding entry under operating income	16
Write-offs due to payment	(3)
Monetary updating	38
Translation differences	18
Balance at 12/31/2023	515
Movements with a corresponding entry under operating income	7
Other additions/reversal	(84)
Write-offs due to payment	(12)
Business combination	9
Monetary updating	(46)
Translation differences	(75)
Balance at 12/31/2024	314

Disclosure of Provisions for Judicial Deposits
In some situations, in connection with a legal requirement or presentation of guarantees, judicial deposits are made to secure the continuance of the claims under discussion. The judicial deposits by nature of risk at December 31, 2024 and December 31, 2023 are as follows:

Millions of euros	12/31/2024	12/31/2023
Tax proceedings	264	304
Labor claims	11	17
Civil proceedings	139	161
Regulatory proceedings	51	58
Garnishments	2	4
Total	467	544
Current	24	14
Non-current (see Note 12)	443	530